Supplement to the
Fidelity® Systematic Investment Plans: Destiny® Plans II: N
Prospectus
dated November 29, 2003

The following information replaces the similar information found in the "Financial Statements" section on page 26.

Destiny Plans II: N - Financial Highlights

	Year ended September 30, 2003	Year ended September 30, 2002
Selected Per-Share Data (Note 1)
Net asset value, beginning of period	$ 8.22	$ 9.93
Income (loss) from Investment Operations:
Net investment income (loss)A	(0.00)	(0.03)
Net realized and unrealized gain (loss)	1.60	(1.66)
Total from investment operations	1.60	(1.69)
Less Distributions	(0.03)	(0.02)
Net asset value, end of period	$ 9.79	$ 8.22
Total Return	19.82%	(17.07)%
Ratios to Average Net Assets
Expenses	0.28%	0.48%
Net investment income (loss)	(0.02)%	(0.32)%

A Calculated based on average shares outstanding during the period.

I.DESIIN-PRO-03-01 December 5, 2003
1.794640.100

Supplement to the
Fidelity® Systematic Investment Plans: Destiny® Plans I: N
Prospectus
dated November 29, 2003

The following information replaces the similar information found in the "Financial Statements" section on page 26.

Destiny Plans I: N - Financial Highlights

	Year ended September 30, 2003	Year ended September 30, 2002
Selected Per-Share Data (Note 1)
Net asset value, beginning of period	$ 9.12	$ 11.35
Income (loss) from Investment Operations:
Net investment income (loss)A	(0.03)	(0.05)
Net realized and unrealized gain (loss)	1.77	(2.15)
Total from investment operations	1.74	(2.20)
Less Distributions	(0.02)	(0.03)
Net asset value, end of period	$ 10.84	$ 9.12
Total Return	19.41%	(19.45)%
Ratios to Average Net Assets
Expenses	0.41%	0.61%
Net investment income (loss)	(0.26)%	(0.41)%

A Calculated based on average shares outstanding during the period.

I.DESIN-PRO-03-01 December 5, 2003
1.794641.100

Supplement to the
Fidelity® Systematic Investment Plans: Destiny® Plans I: O Prospectus
dated November 29, 2003

The following information replaces the similar information found in the "Financial Statements" section on page 27.

Destiny Plans I: O - Financial Highlights

	Year Ended September 30, 2003	Year Ended September 30, 2002
Selected Per-Share Data (Note 1)
Net asset value, beginning of period	$ 9.31	$ 11.56
Income (loss) from Investment Operations:
Net investment income (loss)A	0.09	0.12
Net realized and unrealized gain (loss)	1.76	(2.25)
Total from investment operations	1.84	(2.13)
Less Distributions	(0.09)	(0.12)
Net asset value, end of period	$ 11.06	$ 9.31
Total Return	19.94%	(18.70)%
Ratios to Average Net Assets
Expenses	0.04%	0.04%
Net investment income	0.84%	0.98%

A Calculated based on average shares outstanding during the period.

I.DESIO-PRO-03-01 December 5, 2003
1.794642.100

Supplement to the
Fidelity® Systematic Investment Plans: Destiny® Plans II: O
Prospectus
dated November 29, 2003

The following information replaces the similar information found in the "Financial Statements" section on page 27.

Destiny Plans II: O - Financial Highlights

	Year ended September 30, 2003	Year ended September 30, 2002
Selected Per-Share Data (Note 1)
Net asset value, beginning of period	$ 8.40	$ 10.13
Income (loss) from Investment Operations:
Net investment income (loss)A	0.08	0.09
Net realized and unrealized gain (loss)	1.62	(1.72)
Total from investment operations	1.70	(1.63)
Less Distributions	(0.09)	(0.10)
Net asset value, end of period	$ 10.01	$ 8.40
Total Return	20.41%	(16.30)%
Ratios to Average Net Assets
Expenses	0.08%	0.08%
Net investment income	0.86%	0.88%

A Calculated based on average shares outstanding during the period.

I.DESIIO-PRO-03-01 December 5, 2003
1.794639.100